Note 17 - Commitments and Contingencies (Details) - USD ($)		10 Months Ended	14 Months Ended
	Feb. 09, 2015	Dec. 31, 2014	Feb. 28, 2014
Executive Offices and Warehouse Premises in San Jose, CA [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Lease Monthly Rent		$ 10,500	$ 7,800
Snell & Wilmer LLP [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Damages Sought, Value	$ 808,202